Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Real Estate Fund
Central Index Key	dei_EntityCentralIndexKey	0001562689
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2013
Prospectus Date	rr_ProspectusDate	Mar. 20, 2013